Balanced Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (64.9%)
Communication Services (8.7%)
*	Alphabet Inc. Class A	62,035	165,852
*	Facebook Inc. Class A	313,812	106,505
	Comcast Corp. Class A	649,841	36,345
			308,702
Consumer Discretionary (7.1%)
	McDonald's Corp.	317,238	76,489
	Home Depot Inc.	152,021	49,902
*	Amazon.com Inc.	14,277	46,901
	TJX Cos. Inc.	583,777	38,518
	Dollar General Corp.	101,213	21,471
*	Coupang Inc.	294,543	8,203
	Lennar Corp. Class A	56,310	5,275
	DR Horton Inc.	61,933	5,201
			251,960
Consumer Staples (4.2%)
	Procter & Gamble Co.	366,557	51,245
	Sysco Corp.	539,242	42,330
	Nestle SA (Registered)	231,507	27,894
	Coca-Cola Co.	413,072	21,674
	Diageo plc	174,825	8,464
			151,607
Energy (2.1%)
	TotalEnergies SE	939,968	44,928
	Royal Dutch Shell plc Class A (XLON)	1,259,338	28,141
	Royal Dutch Shell plc Class A	77,515	1,724
			74,793
Financials (11.0%)
	Charles Schwab Corp.	1,145,895	83,467
	JPMorgan Chase & Co.	451,617	73,925
	Bank of America Corp.	966,379	41,023
	American Express Co.	221,892	37,174
	BlackRock Inc.	43,591	36,558
	Progressive Corp.	371,849	33,611
	Blackstone Inc.	216,352	25,170
	Morgan Stanley	200,838	19,544
	S&P Global Inc.	43,929	18,665
	Prudential plc (XLON)	864,198	16,770
	Goldman Sachs Group Inc.	13,056	4,936
			390,843
Health Care (9.6%)
	Pfizer Inc.	1,155,760	49,709

		Shares	Market Value ($000)
	HCA Healthcare Inc.	187,024	45,394
	UnitedHealth Group Inc.	115,932	45,299
	Becton Dickinson and Co.	153,769	37,799
	Novartis AG (Registered)	375,792	30,815
	AstraZeneca plc ADR	475,723	28,572
	Anthem Inc.	75,998	28,332
	Humana Inc.	57,260	22,283
	Danaher Corp.	70,088	21,338
	Abbott Laboratories	170,651	20,159
	Baxter International Inc.	149,075	11,990
			341,690
Industrials (5.5%)
	Raytheon Technologies Corp.	361,201	31,049
	Johnson Controls International plc	403,223	27,451
	Northrop Grumman Corp.	67,862	24,441
	Deere & Co.	71,254	23,875
	Trane Technologies plc	137,271	23,700
	Fortive Corp.	247,215	17,446
	Union Pacific Corp.	77,989	15,287
	Schneider Electric SE	72,780	12,122
*	Airbus SE	83,372	11,053
	Illinois Tool Works Inc.	38,079	7,868
	Vinci SA	32,424	3,372
			197,664
Information Technology (13.6%)
	Microsoft Corp.	611,908	172,509
	Apple Inc.	542,930	76,825
	Texas Instruments Inc.	254,147	48,850
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	312,592	34,901
	Global Payments Inc.	158,478	24,973
	Accenture plc Class A	63,811	20,414
*	salesforce.com Inc.	63,452	17,209
*	Workday Inc. Class A	64,800	16,193
	KLA Corp.	46,374	15,513
	Marvell Technology Inc.	256,495	15,469
	Lam Research Corp.	26,314	14,977
	Cisco Systems Inc.	270,945	14,747
	Fidelity National Information Services Inc.	99,711	12,133
			484,713
Real Estate (1.2%)
	American Tower Corp.	87,906	23,331
	Prologis Inc.	101,430	12,722
	VICI Properties Inc.	259,482	7,372
			43,425
Utilities (1.9%)
	Exelon Corp.	749,389	36,226
	Duke Energy Corp.	331,523	32,353
			68,579
Total Common Stocks (Cost $1,539,659)			2,313,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.0%)
U.S. Government Securities (7.3%)
	U.S. Treasury Note/Bond	0.125%	10/31/22	770	770
	U.S. Treasury Note/Bond	0.125%	2/28/23	110	110
	U.S. Treasury Note/Bond	0.125%	3/31/23	2,200	2,198
	U.S. Treasury Note/Bond	2.500%	3/31/23	3,415	3,533
	U.S. Treasury Note/Bond	0.125%	4/30/23	1,860	1,858
	U.S. Treasury Note/Bond	0.125%	5/15/23	3,005	3,001
	U.S. Treasury Note/Bond	2.625%	6/30/23	6,650	6,927
	U.S. Treasury Note/Bond	0.125%	7/31/23	2,600	2,594
	U.S. Treasury Note/Bond	0.125%	8/31/23	5,700	5,685
	U.S. Treasury Note/Bond	2.875%	10/31/23	5,600	5,898
	U.S. Treasury Note/Bond	2.625%	12/31/23	6,400	6,726
	U.S. Treasury Note/Bond	0.125%	1/15/24	3,530	3,511
	U.S. Treasury Note/Bond	0.125%	2/15/24	7,690	7,647
	U.S. Treasury Note/Bond	0.250%	3/15/24	6,750	6,727
	U.S. Treasury Note/Bond	0.375%	4/15/24	1,000	999
	U.S. Treasury Note/Bond	0.250%	5/15/24	5,930	5,901
	U.S. Treasury Note/Bond	0.250%	6/15/24	270	269
	U.S. Treasury Note/Bond	1.750%	6/30/24	9,085	9,406
	U.S. Treasury Note/Bond	0.375%	8/15/24	16,500	16,443
	U.S. Treasury Note/Bond	1.500%	10/31/24	3,350	3,448
	U.S. Treasury Note/Bond	1.125%	2/28/25	6,395	6,501
	U.S. Treasury Note/Bond	0.250%	5/31/25	5,985	5,885
	U.S. Treasury Note/Bond	0.250%	7/31/25	5,655	5,547
	U.S. Treasury Note/Bond	0.250%	8/31/25	4,800	4,703
	U.S. Treasury Note/Bond	0.250%	10/31/25	22,365	21,855
	U.S. Treasury Note/Bond	0.375%	12/31/25	890	872
	U.S. Treasury Note/Bond	0.375%	1/31/26	15,595	15,261
	U.S. Treasury Note/Bond	0.500%	2/28/26	2,100	2,065
	U.S. Treasury Note/Bond	0.750%	3/31/26	5,560	5,522
	U.S. Treasury Note/Bond	0.750%	5/31/26	2,625	2,603
	U.S. Treasury Note/Bond	0.875%	6/30/26	7,000	6,975
	U.S. Treasury Note/Bond	0.750%	8/31/26	5,100	5,046
	U.S. Treasury Note/Bond	0.875%	11/15/30	420	399
	U.S. Treasury Note/Bond	1.125%	2/15/31	11,890	11,518
	U.S. Treasury Note/Bond	2.250%	5/15/41	40,690	42,324
	U.S. Treasury Note/Bond	1.750%	8/15/41	8,450	8,080
	U.S. Treasury Note/Bond	1.375%	8/15/50	1,435	1,211
[1]	U.S. Treasury Note/Bond	1.625%	11/15/50	3,795	3,411
	U.S. Treasury Note/Bond	1.875%	2/15/51	7,550	7,203
	U.S. Treasury Note/Bond	2.375%	5/15/51	2,140	2,284
	U.S. Treasury Note/Bond	2.000%	8/15/51	8,515	8,370
					261,286
Conventional Mortgage-Backed Securities (0.4%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	557	547
[2,3]	Fannie Mae Pool	3.070%	2/1/25	500	532
[2,3]	Freddie Mac Gold Pool	4.000%	9/1/41	2	2
[2]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	42	47
[2]	Ginnie Mae I Pool	8.000%	9/15/30	35	41
[2,3,4]	UMBS Pool	1.500%	10/19/36 - 11/16/36	9,000	9,080
[2,3,4]	UMBS Pool	2.500%	4/1/37 - 11/10/51	3,948	4,077
					14,326
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3]	Fannie Mae REMICS	1.500%	8/25/41 - 6/25/42	438	443
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	81	81
[2,3]	Fannie Mae REMICS	2.000%	6/25/44	53	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Fannie Mae REMICS	3.000%	2/25/49 - 9/25/57	2,025	2,109
[2,3]	Fannie Mae REMICS	3.500%	4/25/31 - 12/25/58	4,272	4,555
[2,3]	Fannie Mae REMICS	4.000%	5/25/31 - 7/25/53	314	332
[2,3]	Freddie Mac REMICS	3.000%	12/15/39	12	12
[2,3]	Freddie Mac REMICS	3.500%	3/15/31	72	77
[2,3]	Freddie Mac REMICS	4.000%	12/15/30 - 4/15/31	1,383	1,477
[2]	Ginnie Mae	1.700%	10/20/45	113	114
[2]	Ginnie Mae	1.800%	5/20/41	54	54
					9,308
Total U.S. Government and Agency Obligations (Cost $284,551)					284,920
Asset-Backed/Commercial Mortgage-Backed Securities (1.4%)
[2,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	343	341
[2,5]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	510	511
[2,5]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	488	490
[2,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,260	1,266
[2,5]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	1,100	1,116
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	180	180
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	382	387
[2,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	64	65
[2,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	237	239
[2,5,6]	Atlas Senior Loan Fund X Ltd. Class A Series 2018-10A, 3M USD LIBOR + 1.090%	1.216%	1/15/31	246	246
[2,5,6]	Bain Capital Credit CLO Ltd. Class A Series 2021-3A, 3M USD LIBOR + 1.160%	1.346%	7/24/34	420	421
[2,4,5,6,7]	Barings CLO Ltd. Class B Series 2020-4A, 3M USD LIBOR + 1.180%	1.299%	1/20/35	1,240	1,240
[2,5,6]	Barings CLO Ltd. Class B Series 2020-4A, 3M USD LIBOR + 1.550%	1.684%	1/20/32	340	338
[2,5,6]	Battalion CLO XX Ltd. Class B Series 2021-20A, 3M USD LIBOR + 1.750%	1.888%	7/15/34	535	535
[2,5,6]	BlueMountain CLO XXXI Ltd. Class A1 Series 2021-31A, 3M USD LIBOR + 1.150%	1.330%	4/19/34	1,000	1,001
[2,5,6]	BlueMountain CLO XXXII Ltd. Class A Series 2021-32A, 3M USD LIBOR + 1.170%	1.253%	10/15/34	595	595
[2,5,6]	Bristol Park CLO LTD Class BR, Series 2016-1A, 3M USD LIBOR + 1.450%	1.576%	4/15/29	278	277
[2,5,6]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	0.800%	9/15/36	870	870
[2,5,6]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	0.734%	8/15/36	440	440
[2,5,6]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	0.984%	8/15/36	95	95
[2,5]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	14	14
[2,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	665	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	743	748
[2,5]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	310	314
[2,5,6]	CIFC Funding 2021-III Ltd. Class B Series 2021-3A, 3M USD LIBOR + 1.700%	1.848%	7/15/36	400	400
[2,5,6]	CIFC Funding Ltd. Class A Series 2018-1A, 3M USD LIBOR + 1.000%	1.134%	4/18/31	500	500
[2,5,6]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	67	67
[2,5,6]	COLT Mortgage Loan Trust Class A1 Series 2020-1	2.488%	2/25/50	163	163
[2,5,6]	Columbia Cent CLO 27 Ltd. Class A1 Series 2018-27A, 3M USD LIBOR + 1.150%	1.275%	10/25/28	537	537
[2,5,6]	Columbia Cent CLO 30 Ltd. Class B Series 2020-30A, 3M USD LIBOR + 1.750%	1.884%	1/20/34	450	450
[2,5,6]	Columbia Cent CLO 31 Ltd. Class B Series 2021-31A, 3M USD LIBOR + 1.550%	1.684%	4/20/34	570	567
[2]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	480	485
[2,5]	DB Master Finance LLC Class A2I Series 2019-1A	3.787%	5/20/49	446	448
[2,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	397	413
[2,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	1,097	1,128
[2,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	893	942
[2,5,6]	Dryden 85 CLO Ltd. Class B Series 2020-85A, 3M USD LIBOR + 1.800%	1.926%	10/15/32	350	350
[2,5,6]	Dryden 87 CLO Ltd. Class A1 Series 2021-87A, 3M USD LIBOR + 1.100%	1.238%	5/20/34	1,090	1,087
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	5/20/24	35	36
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	166	167
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	421	427
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	323	326
[2,3,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	5.986%	10/25/28	159	167
[2,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,885	1,878
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	497
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	333
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	323
[2,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	294	295
[2,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	300	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5,6]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	0.784%	3/15/38	295	295
[2,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	311	310
[2,5,6]	Madison Park Funding XI Ltd. Class BR2 Series 2013-11A, 3M USD LIBOR + 1.450%	1.588%	7/23/29	350	350
[2,5,6]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.084%	4/19/30	921	922
[2,5,6]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	0.926%	1/15/28	1,581	1,580
[2,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	209	211
[2,5,6]	Master Credit Card Trust II Class A Series 2018-1A, 1M USD LIBOR + 0.490%	0.574%	7/21/24	1,000	1,004
[2,5]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	1,005	1,006
[2,5,6]	Oaktree CLO Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.160%	1.289%	7/15/34	1,100	1,101
[2,5,6]	Octagon 54 Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.120%	1.253%	7/15/34	1,100	1,098
[2,5,6]	Octagon Investment Partners 51 Ltd. Class A Series 2021-1A, 3M USD LIBOR + 1.150%	1.261%	7/20/34	1,000	999
[2,5,6]	OHA Credit Funding 3 Ltd. Class AR Series 2019-3A, 3M USD LIBOR + 1.140%	1.288%	7/2/35	1,480	1,479
[2,5]	OneMain Direct Auto Receivables Trust Class A Series 2018-1A	3.430%	12/16/24	154	154
[2,5]	OneMain Financial Issuance Trust Class A Series 2019-1A	3.480%	2/14/31	401	402
[2,5,6]	Regatta VI Funding Ltd. Class AR2 Series 2016-1A, 3M USD LIBOR + 1.160%	1.294%	4/20/34	700	701
[2,5,6]	RR 16 Ltd. Class A1 Series 2021-16A, 3M USD LIBOR + 1.110%	1.191%	7/15/36	775	774
[2,5,6]	RR 16 Ltd. Class A2 Series 2021-16A, 3M USD LIBOR + 1.650%	1.731%	7/15/36	755	756
[2,5,6]	RR 18 Ltd. Class A2 Series 2021-18A, 3M USD LIBOR + 1.600%	1.684%	10/15/34	625	624
[2,5]	Santander Retail Auto Lease Trust Class A3 Series 2019-B	2.300%	1/20/23	201	202
[2,3]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	1,054	1,104
[2,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	737
[2,4,5,6,7]	Shackleton 2021-XVI Clo Ltd. Class A Series 2021-16A, 3M USD LIBOR + 1.210%	1.334%	10/20/34	725	725
[2,5]	SoFi Consumer Loan Program Trust Class A Series 2020-1	2.020%	1/25/29	131	132
[2,5,7]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	610	610
[2,5,6]	Sound Point CLO XXXI Ltd. Class B Series 2021-3A, 3M USD LIBOR + 1.650%	1.781%	10/25/34	315	315
[2,5]	Start III Ltd. Class A Series 2019-2	3.536%	11/15/44	14	14
[2,5]	START Ireland Class A Series 2019-1	4.089%	3/15/44	351	352
[2,5,6]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.083%	7/14/26	523	523
[2,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	1,145	1,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,050	1,046
[2,5,6]	Taconic Park CLO Ltd. Class A2R Series 2016-1A, 3M USD LIBOR + 1.450%	1.584%	1/20/29	350	349
[2,5,6]	Towd Point Mortgage Trust Class A1 Series 2016-3	2.250%	4/25/56	6	6
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	318	328
[2,5]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	855	852
[2,5,6]	Venture 43 CLO Ltd. Class A1 Series 2021-43A, 3M USD LIBOR + 1.240%	1.381%	4/15/34	355	356
[2,4,5,6,7]	Voya CLO Ltd. Class A Series 2021-2A, 3M USD LIBOR + 1.150%	1.277%	10/20/34	1,100	1,100
[2,5,6]	Voya CLO Ltd. Class AAR2 Series 2014-1A, 3M USD LIBOR + 0.990%	1.124%	4/18/31	511	511
[2,5,6]	Wellfleet CLO X LTD Class A2R Series 2019-XA, 3M USD LIBOR + 1.750%	1.924%	7/20/32	550	549
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $49,251)					49,400
Corporate Bonds (21.8%)
Communications (1.8%)
	America Movil SAB de CV	3.125%	7/16/22	1,880	1,920
	America Movil SAB de CV	3.625%	4/22/29	780	849
	America Movil SAB de CV	6.125%	3/30/40	390	550
	AT&T Inc.	2.750%	6/1/31	1,305	1,340
	AT&T Inc.	4.900%	6/15/42	457	554
	AT&T Inc.	3.650%	6/1/51	162	165
	AT&T Inc.	3.500%	9/15/53	895	886
	AT&T Inc.	3.850%	6/1/60	598	619
[5]	British Telecommunications plc	3.250%	11/8/29	905	943
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	215	216
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	215	205
[4]	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	705	688
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	110	132
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	94	110
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	127	143
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	530	513
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	505	481
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	415	433
	Comcast Corp.	3.600%	3/1/24	2,235	2,397
	Comcast Corp.	3.375%	2/15/25	70	75
	Comcast Corp.	4.250%	1/15/33	1,032	1,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.200%	8/15/34	730	854
	Comcast Corp.	5.650%	6/15/35	110	147
	Comcast Corp.	4.400%	8/15/35	877	1,039
	Comcast Corp.	6.500%	11/15/35	24	34
	Comcast Corp.	3.969%	11/1/47	252	287
	Comcast Corp.	4.000%	3/1/48	345	395
	Comcast Corp.	3.999%	11/1/49	602	697
[5]	Comcast Corp.	2.887%	11/1/51	1,865	1,788
	Comcast Corp.	2.450%	8/15/52	1,380	1,219
	Comcast Corp.	4.049%	11/1/52	617	716
[5]	Comcast Corp.	2.937%	11/1/56	5,264	4,996
	Comcast Corp.	2.650%	8/15/62	615	544
[5]	Comcast Corp.	2.987%	11/1/63	2,321	2,176
[5]	Cox Communications Inc.	3.150%	8/15/24	63	67
[5]	Cox Communications Inc.	2.600%	6/15/31	385	390
[5]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,844
[5]	Deutsche Telekom International Finance BV	3.600%	1/19/27	300	329
[5]	Deutsche Telekom International Finance BV	4.375%	6/21/28	671	774
	Discovery Communications LLC	3.950%	3/20/28	430	477
	Discovery Communications LLC	4.125%	5/15/29	125	140
	Discovery Communications LLC	3.625%	5/15/30	145	157
	Discovery Communications LLC	4.650%	5/15/50	648	752
	Discovery Communications LLC	4.000%	9/15/55	497	520
	NBCUniversal Media LLC	4.450%	1/15/43	189	229
[5]	NBN Co. Ltd.	1.625%	1/8/27	760	758
[5]	NBN Co. Ltd.	2.500%	1/8/32	1,235	1,231
[5]	NTT Finance Corp.	1.162%	4/3/26	1,040	1,034
[5]	NTT Finance Corp.	2.065%	4/3/31	285	287
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	740
	Orange SA	9.000%	3/1/31	530	824
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	385	403
[5]	Sky Ltd.	3.750%	9/16/24	1,435	1,560
[2,5]	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	9/20/29	1,132	1,209
	Telefonica Emisiones SA	5.213%	3/8/47	490	611
	Telefonica Emisiones SA	5.520%	3/1/49	710	929
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	106
	T-Mobile USA Inc.	2.050%	2/15/28	900	907
	T-Mobile USA Inc.	3.875%	4/15/30	1,080	1,193
	T-Mobile USA Inc.	2.550%	2/15/31	145	146
	T-Mobile USA Inc.	2.250%	11/15/31	150	147
	T-Mobile USA Inc.	4.375%	4/15/40	485	558
	T-Mobile USA Inc.	4.500%	4/15/50	710	829
	T-Mobile USA Inc.	3.300%	2/15/51	580	562
	T-Mobile USA Inc.	3.600%	11/15/60	290	285
	Verizon Communications Inc.	4.329%	9/21/28	675	777
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,987
	Verizon Communications Inc.	4.750%	11/1/41	190	232
	Verizon Communications Inc.	4.862%	8/21/46	1,016	1,294
	Verizon Communications Inc.	5.012%	4/15/49	69	90
	Verizon Communications Inc.	4.672%	3/15/55	274	344
	Verizon Communications Inc.	2.987%	10/30/56	256	238
	ViacomCBS Inc.	3.700%	6/1/28	440	487
	Vodafone Group plc	5.000%	5/30/38	50	63
	Vodafone Group plc	5.250%	5/30/48	1,260	1,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.000%	9/15/22	245	251
	Walt Disney Co.	2.000%	9/1/29	2,600	2,625
	Walt Disney Co.	2.650%	1/13/31	170	178
	Walt Disney Co.	3.500%	5/13/40	1,490	1,643
	Walt Disney Co.	2.750%	9/1/49	560	537
	Walt Disney Co.	3.600%	1/13/51	805	900
	Walt Disney Co.	3.800%	5/13/60	485	561
					64,164
Consumer Discretionary (0.9%)
	Amazon.com Inc.	2.800%	8/22/24	345	366
	Amazon.com Inc.	4.800%	12/5/34	995	1,269
	Amazon.com Inc.	4.950%	12/5/44	580	782
	Amazon.com Inc.	4.250%	8/22/57	1,335	1,696
	American Honda Finance Corp.	2.000%	3/24/28	825	839
	AutoZone Inc.	3.700%	4/15/22	1,371	1,384
[5]	BMW U.S. Capital LLC	2.250%	9/15/23	2,500	2,580
[5]	BMW U.S. Capital LLC	0.800%	4/1/24	390	392
[5]	BMW U.S. Capital LLC	1.250%	8/12/26	840	839
[5]	Daimler Finance North America LLC	3.250%	8/1/24	160	170
[2]	Duke University	2.832%	10/1/55	775	786
	Emory University	2.143%	9/1/30	765	779
[5]	ERAC USA Finance LLC	3.300%	10/15/22	40	41
[5]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,706
[5]	ERAC USA Finance LLC	5.625%	3/15/42	340	465
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,678
	Georgetown University	4.315%	4/1/49	150	186
	Georgetown University	2.943%	4/1/50	295	291
	Home Depot Inc.	3.900%	12/6/28	290	332
	Home Depot Inc.	3.300%	4/15/40	825	894
	Home Depot Inc.	4.400%	3/15/45	780	974
	Home Depot Inc.	4.500%	12/6/48	345	443
[5]	Hyundai Capital America	0.800%	4/3/23	2,415	2,418
[5]	Hyundai Capital America	0.875%	6/14/24	1,875	1,865
[5]	Hyundai Capital America	1.650%	9/17/26	1,060	1,051
[2]	Johns Hopkins University	4.083%	7/1/53	200	255
[2]	Johns Hopkins University	2.813%	1/1/60	180	183
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,407
	Lowe's Cos. Inc.	6.500%	3/15/29	334	429
	McDonald's Corp.	2.625%	1/15/22	195	196
	McDonald's Corp.	3.250%	6/10/24	140	150
	McDonald's Corp.	4.875%	12/9/45	1,160	1,482
	McDonald's Corp.	3.625%	9/1/49	470	513
[2]	Northeastern University	2.894%	10/1/50	225	227
	Starbucks Corp.	4.500%	11/15/48	1,471	1,816
[2]	University of Chicago	2.761%	4/1/45	165	167
	VF Corp.	2.800%	4/23/27	595	632
	VF Corp.	2.950%	4/23/30	1,320	1,389
					33,072
Consumer Staples (0.9%)
	Altria Group Inc.	5.800%	2/14/39	770	948
	Altria Group Inc.	4.500%	5/2/43	245	263
	Altria Group Inc.	3.875%	9/16/46	625	609
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,559
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,635	2,030
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	559
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	1,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	3.557%	8/15/27	1,875	2,020
[5]	Cargill Inc.	6.875%	5/1/28	645	824
[5]	Cargill Inc.	2.125%	4/23/30	225	227
[5]	Cargill Inc.	4.760%	11/23/45	635	834
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	594
[5]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	885	882
	Colgate Palmolive Co.	7.600%	5/19/25	480	589
	Conagra Brands Inc.	4.600%	11/1/25	220	247
	Conagra Brands Inc.	1.375%	11/1/27	345	336
	Conagra Brands Inc.	5.300%	11/1/38	300	381
	Constellation Brands Inc.	3.750%	5/1/50	105	114
[5]	Danone SA	2.947%	11/2/26	735	784
	Diageo Capital plc	2.625%	4/29/23	1,230	1,267
	Diageo Capital plc	2.375%	10/24/29	580	598
	Diageo Capital plc	2.000%	4/29/30	265	263
	Diageo Investment Corp.	2.875%	5/11/22	525	533
	Estee Lauder Cos. Inc.	2.375%	12/1/29	370	384
	Hormel Foods Corp.	1.700%	6/3/28	135	136
[5]	Imperial Brands Finance plc	3.750%	7/21/22	1,680	1,713
	Kroger Co.	3.850%	8/1/23	270	285
	Kroger Co.	4.000%	2/1/24	540	577
	McCormick & Co. Inc.	2.500%	4/15/30	135	138
	Molson Coors Beverage Co.	3.500%	5/1/22	690	703
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,925
	PepsiCo Inc.	2.375%	10/6/26	1,945	2,062
	PepsiCo Inc.	4.000%	3/5/42	845	1,006
	PepsiCo Inc.	3.450%	10/6/46	1,215	1,343
	Philip Morris International Inc.	2.500%	8/22/22	575	587
	Philip Morris International Inc.	2.625%	3/6/23	1,150	1,188
	Philip Morris International Inc.	3.600%	11/15/23	620	661
	Philip Morris International Inc.	3.375%	8/11/25	424	458
	Philip Morris International Inc.	4.875%	11/15/43	145	178
[5]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	558
					31,621
Energy (1.2%)
[5]	BG Energy Capital plc	4.000%	10/15/21	555	556
	BP Capital Markets America Inc.	1.749%	8/10/30	345	335
	BP Capital Markets America Inc.	2.772%	11/10/50	470	433
	BP Capital Markets America Inc.	2.939%	6/4/51	925	879
	BP Capital Markets America Inc.	3.001%	3/17/52	1,530	1,464
	BP Capital Markets America Inc.	3.379%	2/8/61	290	289
	BP Capital Markets plc	2.500%	11/6/22	500	512
	BP Capital Markets plc	3.994%	9/26/23	420	449
	BP Capital Markets plc	3.814%	2/10/24	1,700	1,825
	BP Capital Markets plc	3.506%	3/17/25	1,280	1,387
	Chevron Corp.	3.191%	6/24/23	525	547
	Cimarex Energy Co.	4.375%	6/1/24	927	999
	ConocoPhillips Co.	4.950%	3/15/26	115	132
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	615
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	153
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,911
	Energy Transfer LP	5.250%	4/15/29	1,375	1,611
	Energy Transfer LP	5.350%	5/15/45	90	105
	Energy Transfer LP	5.300%	4/15/47	155	181
	Energy Transfer LP	5.400%	10/1/47	20	24
	Enterprise Products Operating LLC	4.250%	2/15/48	730	827
	Enterprise Products Operating LLC	3.700%	1/31/51	170	178
	Equinor ASA	2.750%	11/10/21	850	852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	2.450%	1/17/23	382	392
	Equinor ASA	2.650%	1/15/24	360	377
	Equinor ASA	3.700%	3/1/24	640	687
	Equinor ASA	3.250%	11/10/24	655	704
	Equinor ASA	2.875%	4/6/25	140	149
	Equinor ASA	3.125%	4/6/30	2,350	2,554
	Equinor ASA	2.375%	5/22/30	335	345
	Exxon Mobil Corp.	2.726%	3/1/23	320	330
	Exxon Mobil Corp.	3.043%	3/1/26	225	243
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,124
	Exxon Mobil Corp.	2.440%	8/16/29	735	766
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	1,105
	Exxon Mobil Corp.	4.114%	3/1/46	320	375
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,450	1,426
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,125	1,125
[5]	Qatar Petroleum	2.250%	7/12/31	925	915
[5]	Qatar Petroleum	3.125%	7/12/41	675	676
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	679
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	891
[5]	Schlumberger Investment SA	2.400%	8/1/22	630	638
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,187
	Shell International Finance BV	4.125%	5/11/35	1,130	1,331
	Shell International Finance BV	5.500%	3/25/40	345	476
	Shell International Finance BV	4.375%	5/11/45	2,500	3,071
	Suncor Energy Inc.	5.950%	12/1/34	500	651
	Total Capital International SA	2.700%	1/25/23	885	912
	Total Capital International SA	3.750%	4/10/24	1,400	1,509
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,433
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	471
					42,806
Financials (8.4%)
[5]	AIA Group Ltd.	3.600%	4/9/29	1,475	1,616
[5]	AIA Group Ltd.	3.375%	4/7/30	370	401
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,517
	American International Group Inc.	3.750%	7/10/25	275	299
	American International Group Inc.	4.250%	3/15/29	1,040	1,191
	American International Group Inc.	4.700%	7/10/35	75	91
	American International Group Inc.	6.250%	5/1/36	245	341
	American International Group Inc.	4.500%	7/16/44	375	458
	American International Group Inc.	4.800%	7/10/45	220	279
	American International Group Inc.	4.750%	4/1/48	135	172
	American International Group Inc.	4.375%	6/30/50	290	357
	American International Group Inc.	4.375%	1/15/55	145	179
[5]	Athene Global Funding	1.000%	4/16/24	685	687
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	665
	Banco Santander SA	3.125%	2/23/23	800	828
	Banco Santander SA	3.848%	4/12/23	400	420
	Banco Santander SA	1.849%	3/25/26	1,000	1,013
	Banco Santander SA	2.749%	12/3/30	400	397
	Banco Santander SA	2.958%	3/25/31	200	206
	Bank of America Corp.	3.300%	1/11/23	120	125
	Bank of America Corp.	4.000%	1/22/25	875	952
	Bank of America Corp.	3.559%	4/23/27	2,450	2,665
	Bank of America Corp.	3.593%	7/21/28	1,025	1,124
	Bank of America Corp.	3.419%	12/20/28	512	555
	Bank of America Corp.	4.271%	7/23/29	4,780	5,420
	Bank of America Corp.	3.974%	2/7/30	1,895	2,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.194%	7/23/30	1,055	1,124
	Bank of America Corp.	2.496%	2/13/31	1,495	1,513
	Bank of America Corp.	2.687%	4/22/32	955	975
	Bank of America Corp.	5.875%	2/7/42	260	372
	Bank of America Corp.	3.311%	4/22/42	870	916
	Bank of America Corp.	5.000%	1/21/44	1,000	1,308
	Bank of America Corp.	4.330%	3/15/50	2,235	2,737
	Bank of America Corp.	2.972%	7/21/52	1,225	1,198
[5]	Bank of Montreal	2.500%	1/11/22	1,700	1,711
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	475
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	769
[6]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.179%	10/30/23	1,145	1,157
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,935
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	1,002
	Barclays plc	3.932%	5/7/25	1,565	1,679
	Barclays plc	2.667%	3/10/32	1,270	1,272
[6]	Barclays plc, 3M USD LIBOR + 1.380%	1.505%	5/16/24	1,005	1,022
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	776
[5]	BNP Paribas SA	2.950%	5/23/22	200	203
	BNP Paribas SA	3.250%	3/3/23	190	198
[5]	BNP Paribas SA	3.800%	1/10/24	585	623
[5]	BNP Paribas SA	3.375%	1/9/25	1,775	1,893
[5]	BNP Paribas SA	2.819%	11/19/25	1,335	1,398
[5]	BNP Paribas SA	1.323%	1/13/27	585	576
[5]	BNP Paribas SA	3.500%	11/16/27	2,050	2,228
[5]	BNP Paribas SA	2.159%	9/15/29	910	903
[5]	BNP Paribas SA	2.871%	4/19/32	845	863
[5]	BPCE SA	5.700%	10/22/23	270	296
	BPCE SA	4.000%	4/15/24	775	839
[5]	BPCE SA	5.150%	7/21/24	1,260	1,393
[5]	BPCE SA	3.500%	10/23/27	1,780	1,925
[5]	BPCE SA	2.700%	10/1/29	1,450	1,504
[5]	Brighthouse Financial Global Funding	1.000%	4/12/24	65	65
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	526
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	517
[5]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	1,006
[6]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.838%	6/16/22	1,565	1,572
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,400
	Capital One Financial Corp.	3.200%	2/5/25	760	812
	Charles Schwab Corp.	0.750%	3/18/24	1,350	1,356
	Charles Schwab Corp.	3.200%	3/2/27	545	594
	Charles Schwab Corp.	2.000%	3/20/28	1,100	1,123
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	594
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	1,006
	Citigroup Inc.	4.500%	1/14/22	1,975	1,998
	Citigroup Inc.	0.981%	5/1/25	1,190	1,195
	Citigroup Inc.	1.462%	6/9/27	1,325	1,318
	Citigroup Inc.	3.520%	10/27/28	1,975	2,148
	Citigroup Inc.	6.625%	6/15/32	2,000	2,690
	Citigroup Inc.	3.878%	1/24/39	1,025	1,172
	Comerica Bank	2.500%	7/23/24	790	828
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	2,276
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,346
[5]	Credit Agricole SA	3.750%	4/24/23	1,160	1,219
[5]	Credit Agricole SA	3.250%	10/4/24	2,390	2,549
	Credit Suisse AG	3.000%	10/29/21	735	736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	3.625%	9/9/24	250	270
[5]	Credit Suisse Group AG	3.574%	1/9/23	550	554
[5]	Credit Suisse Group AG	4.207%	6/12/24	340	359
	Credit Suisse Group AG	3.750%	3/26/25	3,470	3,743
[5]	Credit Suisse Group AG	2.593%	9/11/25	520	539
[5]	Credit Suisse Group AG	3.869%	1/12/29	305	333
[5]	Credit Suisse Group AG	3.091%	5/14/32	945	969
[5,6]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.354%	6/12/24	690	700
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,379
[5]	Danske Bank A/S	5.000%	1/12/22	610	617
[5]	Danske Bank A/S	3.875%	9/12/23	1,220	1,291
[5]	Danske Bank A/S	5.375%	1/12/24	795	872
[5]	Danske Bank A/S	1.621%	9/11/26	855	855
[5]	Danske Bank A/S	1.549%	9/10/27	1,605	1,595
	Deutsche Bank AG	4.250%	10/14/21	815	816
[5]	DNB Bank ASA	1.535%	5/25/27	960	961
[5]	DNB Bank ASA	1.605%	3/30/28	1,330	1,325
[5]	DNB Boligkreditt A/S	2.500%	3/28/22	1,315	1,330
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	372
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	818
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	528
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	865
	Fifth Third Bancorp	2.550%	5/5/27	425	447
	Fifth Third Bank NA	3.850%	3/15/26	830	914
[5]	Five Corners Funding Trust	4.419%	11/15/23	210	227
[5]	GA Global Funding Trust	1.000%	4/8/24	750	753
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	366
	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,798
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,064
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,287
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,164
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	813
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	2,184
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,162
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	891
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,389
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,975
	Goldman Sachs Group Inc.	2.615%	4/22/32	1,130	1,143
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,040	1,030
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,195
[5]	Guardian Life Global Funding	1.250%	5/13/26	205	204
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,682
	HSBC Holdings plc	0.976%	5/24/25	300	299
	HSBC Holdings plc	1.589%	5/24/27	805	800
	HSBC Holdings plc	4.041%	3/13/28	890	985
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,905
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,429
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,605
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,576
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,378
	HSBC Holdings plc	6.100%	1/14/42	375	538
	HSBC Holdings plc	5.250%	3/14/44	440	572
[6]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.125%	5/18/24	730	738
	HSBC USA Inc.	3.500%	6/23/24	620	665
	ING Groep NV	3.150%	3/29/22	365	370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	3.950%	3/29/27	2,695	3,020
	ING Groep NV	1.726%	4/1/27	500	503
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	163
	Intercontinental Exchange Inc.	3.000%	6/15/50	465	459
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	803
[5]	JAB Holdings BV	2.200%	11/23/30	290	284
[5]	JAB Holdings BV	3.750%	5/28/51	500	538
	JPMorgan Chase & Co.	3.375%	5/1/23	490	512
	JPMorgan Chase & Co.	3.875%	2/1/24	800	860
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,481
	JPMorgan Chase & Co.	4.125%	12/15/26	765	860
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,605
	JPMorgan Chase & Co.	2.069%	6/1/29	740	742
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,416
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,789
	JPMorgan Chase & Co.	3.109%	4/22/41	835	864
	JPMorgan Chase & Co.	5.400%	1/6/42	750	1,030
	JPMorgan Chase & Co.	3.157%	4/22/42	560	582
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	7,153
	JPMorgan Chase & Co.	3.109%	4/22/51	845	862
[5]	Liberty Mutual Group Inc.	4.250%	6/15/23	80	85
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	325
	Loews Corp.	2.625%	5/15/23	440	454
[5]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,549
[5]	LSEGA Financing plc	2.000%	4/6/28	630	634
[5]	LSEGA Financing plc	2.500%	4/6/31	1,110	1,128
[5]	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,444
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	728
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	784
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	411
[2,5]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	1,500	1,627
	MetLife Inc.	3.600%	4/10/24	580	623
	MetLife Inc.	4.125%	8/13/42	145	172
	MetLife Inc.	4.875%	11/13/43	530	695
[5]	Metropolitan Life Global Funding I	3.450%	10/9/21	810	810
[5]	Metropolitan Life Global Funding I	2.650%	4/8/22	340	344
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	704
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,253
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,940	1,976
	Morgan Stanley	2.625%	11/17/21	800	802
	Morgan Stanley	2.750%	5/19/22	1,710	1,738
	Morgan Stanley	3.700%	10/23/24	750	814
	Morgan Stanley	2.720%	7/22/25	1,750	1,833
	Morgan Stanley	3.125%	7/27/26	1,345	1,448
	Morgan Stanley	6.250%	8/9/26	3,000	3,657
	Morgan Stanley	3.625%	1/20/27	1,250	1,378
	Morgan Stanley	3.772%	1/24/29	3,910	4,329
	Morgan Stanley	2.699%	1/22/31	1,105	1,142
	Morgan Stanley	2.239%	7/21/32	1,805	1,774
	Morgan Stanley	4.300%	1/27/45	850	1,036
[5]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	2,069
[5]	National Australia Bank Ltd.	2.990%	5/21/31	2,227	2,255
[5]	Nationwide Building Society	3.622%	4/26/23	680	692
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,634
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,729
	NatWest Group plc	1.642%	6/14/27	870	869
[5]	NatWest Markets plc	0.800%	8/12/24	670	668
[5]	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,951
[5]	New York Life Global Funding	2.900%	1/17/24	810	853
[5]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,756
[5]	New York Life Insurance Co.	3.750%	5/15/50	345	386
[5]	New York Life Insurance Co.	4.450%	5/15/69	435	547
[5]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,896
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	745
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	294
[5]	Pacific Life Global Funding II	1.375%	4/14/26	795	797
	PNC Bank NA	3.300%	10/30/24	460	495
	PNC Bank NA	2.950%	2/23/25	1,105	1,175
	PNC Bank NA	4.200%	11/1/25	255	286
	PNC Bank NA	3.100%	10/25/27	1,165	1,272
	PNC Bank NA	3.250%	1/22/28	1,675	1,835
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	625
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,625	1,690
[5]	Principal Life Global Funding II	2.500%	9/16/29	1,000	1,046
	Prudential plc	3.125%	4/14/30	645	695
	Royal Bank of Canada	2.750%	2/1/22	1,195	1,205
	Santander Holdings USA Inc.	3.700%	3/28/22	915	927
	Santander Holdings USA Inc.	3.400%	1/18/23	605	626
[5]	Societe Generale SA	3.250%	1/12/22	1,015	1,023
[5]	Standard Chartered plc	1.214%	3/23/25	285	286
	State Street Corp.	2.653%	5/15/23	840	852
[5]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	2,004
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,868
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	875	1,131
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	1,385
[5]	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,159
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,155
[5]	Temasek Financial I Ltd.	2.375%	8/2/41	1,345	1,304
[5]	Temasek Financial I Ltd.	2.250%	4/6/51	1,150	1,068
[5]	Temasek Financial I Ltd.	2.500%	10/6/70	670	619
[5]	Toronto-Dominion Bank	2.500%	1/18/23	2,100	2,114
	Truist Bank	2.625%	1/15/22	460	462
	Truist Bank	3.300%	5/15/26	340	371
	Truist Financial Corp.	2.750%	4/1/22	1,700	1,718
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,516
	Truist Financial Corp.	1.950%	6/5/30	795	796
	U.S. Bancorp	3.700%	1/30/24	1,560	1,668
[5]	UBS AG	1.250%	6/1/26	985	979
[5]	UBS Group AG	2.650%	2/1/22	1,250	1,260
[5]	UBS Group AG	1.494%	8/10/27	1,160	1,147
[5]	UBS Group AG	3.126%	8/13/30	555	590
[5]	UBS Group AG	2.095%	2/11/32	720	701
[5]	UniCredit SpA	1.982%	6/3/27	1,015	1,010
[5]	UniCredit SpA	3.127%	6/3/32	1,200	1,212
	Wachovia Corp.	7.500%	4/15/35	1,000	1,476
	Wells Fargo & Co.	3.500%	3/8/22	107	109
	Wells Fargo & Co.	3.450%	2/13/23	735	765
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,300
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,667
	Wells Fargo & Co.	3.000%	2/19/25	890	944
	Wells Fargo & Co.	0.805%	5/19/25	430	431
	Wells Fargo & Co.	3.550%	9/29/25	860	936
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.100%	6/3/26	340	379
	Wells Fargo & Co.	3.000%	10/23/26	170	182
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,831
	Wells Fargo & Co.	2.879%	10/30/30	435	455
	Wells Fargo & Co.	2.572%	2/11/31	2,235	2,279
	Wells Fargo & Co.	5.606%	1/15/44	2,276	3,098
	Wells Fargo & Co.	4.900%	11/17/45	515	648
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,589
					299,949
Health Care (2.5%)
	AbbVie Inc.	3.450%	3/15/22	450	454
	AbbVie Inc.	3.800%	3/15/25	575	625
	AbbVie Inc.	4.050%	11/21/39	590	678
	AbbVie Inc.	4.850%	6/15/44	450	565
	AbbVie Inc.	4.450%	5/14/46	1,010	1,215
	AbbVie Inc.	4.250%	11/21/49	565	669
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	364
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	557
	Aetna Inc.	2.800%	6/15/23	680	704
[5]	Alcon Finance Corp.	2.750%	9/23/26	200	211
[5]	Alcon Finance Corp.	2.600%	5/27/30	200	205
[5]	Alcon Finance Corp.	3.800%	9/23/49	800	888
	AmerisourceBergen Corp.	0.737%	3/15/23	845	846
	Amgen Inc.	2.300%	2/25/31	1,575	1,579
	Amgen Inc.	3.150%	2/21/40	1,075	1,096
	Amgen Inc.	5.150%	11/15/41	311	398
	Amgen Inc.	2.770%	9/1/53	430	398
	Anthem Inc.	3.300%	1/15/23	1,100	1,141
	Anthem Inc.	3.650%	12/1/27	750	832
	Anthem Inc.	4.101%	3/1/28	1,140	1,289
	Anthem Inc.	2.550%	3/15/31	1,100	1,131
	Anthem Inc.	4.650%	8/15/44	92	113
	Ascension Health	2.532%	11/15/29	1,405	1,473
[2]	Ascension Health	4.847%	11/15/53	50	71
	AstraZeneca plc	4.000%	1/17/29	2,345	2,678
	AstraZeneca plc	6.450%	9/15/37	615	910
[5]	Bayer U.S. Finance II LLC	4.250%	12/15/25	1,100	1,215
[5]	Bayer U.S. Finance LLC	3.000%	10/8/21	1,980	1,981
[5]	Bayer U.S. Finance LLC	3.375%	10/8/24	815	868
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	644
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	328
	Boston Scientific Corp.	4.000%	3/1/29	195	221
	Bristol-Myers Squibb Co.	2.750%	2/15/23	138	142
	Bristol-Myers Squibb Co.	3.250%	2/20/23	230	239
	Bristol-Myers Squibb Co.	3.400%	7/26/29	885	981
	Bristol-Myers Squibb Co.	4.125%	6/15/39	505	603
	Bristol-Myers Squibb Co.	4.550%	2/20/48	217	278
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,473	1,828
	Bristol-Myers Squibb Co.	2.550%	11/13/50	465	438
	Children's Hospital Corp.	2.585%	2/1/50	160	153
	Cigna Corp.	3.250%	4/15/25	880	941
	Cigna Corp.	4.375%	10/15/28	515	595
	CommonSpirit Health	2.950%	11/1/22	535	549
	CommonSpirit Health	4.200%	8/1/23	535	568
	CommonSpirit Health	2.760%	10/1/24	860	905
	CommonSpirit Health	3.347%	10/1/29	915	983
	CommonSpirit Health	2.782%	10/1/30	465	479
[2]	CommonSpirit Health	4.350%	11/1/42	536	614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	4.187%	10/1/49	1,190	1,357
	Cottage Health Obligated Group	3.304%	11/1/49	295	314
	CVS Health Corp.	2.750%	12/1/22	965	986
	CVS Health Corp.	4.300%	3/25/28	43	49
	CVS Health Corp.	4.875%	7/20/35	315	381
	CVS Health Corp.	4.125%	4/1/40	430	494
	CVS Health Corp.	5.125%	7/20/45	855	1,101
	Dignity Health	3.812%	11/1/24	560	601
[5]	EMD Finance LLC	2.950%	3/19/22	605	610
	Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,079
	Gilead Sciences Inc.	3.500%	2/1/25	560	603
	Gilead Sciences Inc.	4.500%	2/1/45	105	127
	Gilead Sciences Inc.	2.800%	10/1/50	1,235	1,170
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	399
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,652
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	371
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	413
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	1,148
	Kaiser Foundation Hospitals	4.875%	4/1/42	365	485
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	1,129
	Mass General Brigham Inc.	3.192%	7/1/49	935	984
	Mass General Brigham Inc.	3.342%	7/1/60	955	1,019
	Medtronic Inc.	3.500%	3/15/25	396	430
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	595
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	387
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	355
	Merck & Co. Inc.	2.750%	2/10/25	1,210	1,281
	Merck & Co. Inc.	3.400%	3/7/29	1,470	1,628
	Merck & Co. Inc.	4.150%	5/18/43	760	924
	Merck & Co. Inc.	4.000%	3/7/49	1,915	2,295
	Mercy Health	4.302%	7/1/28	570	652
	Novartis Capital Corp.	3.400%	5/6/24	415	445
	Novartis Capital Corp.	4.400%	5/6/44	640	818
	Pfizer Inc.	3.000%	12/15/26	725	793
	Pfizer Inc.	3.450%	3/15/29	2,165	2,406
	Pfizer Inc.	4.100%	9/15/38	1,505	1,799
	Pfizer Inc.	2.550%	5/28/40	275	272
	Pfizer Inc.	2.700%	5/28/50	305	300
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	250
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	250
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	330
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	390	414
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	1,025
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	382
[4]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	956
[5]	Roche Holdings Inc.	2.375%	1/28/27	1,650	1,726
	Royalty Pharma plc	3.300%	9/2/40	425	425
	Royalty Pharma plc	3.550%	9/2/50	1,405	1,382
	Rush Obligated Group	3.922%	11/15/29	330	373
	SSM Health Care Corp.	3.823%	6/1/27	940	1,051
	Sutter Health	2.294%	8/15/30	560	563
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	260	259
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	560	549
	Toledo Hospital	5.750%	11/15/38	545	655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,219
	UnitedHealth Group Inc.	3.100%	3/15/26	430	467
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,348
	UnitedHealth Group Inc.	2.000%	5/15/30	275	276
	UnitedHealth Group Inc.	4.625%	7/15/35	240	299
	UnitedHealth Group Inc.	2.750%	5/15/40	310	311
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,934
	UnitedHealth Group Inc.	4.750%	7/15/45	592	775
	UnitedHealth Group Inc.	4.200%	1/15/47	215	260
	UnitedHealth Group Inc.	4.250%	6/15/48	880	1,081
	UnitedHealth Group Inc.	4.450%	12/15/48	140	177
	UnitedHealth Group Inc.	3.700%	8/15/49	675	767
	UnitedHealth Group Inc.	2.900%	5/15/50	1,253	1,256
	UnitedHealth Group Inc.	3.875%	8/15/59	115	136
	UnitedHealth Group Inc.	3.125%	5/15/60	490	502
					90,920
Industrials (1.0%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	495	486
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,186
[5]	BAE Systems plc	3.400%	4/15/30	215	232
	Boeing Co.	1.433%	2/4/24	940	941
	Boeing Co.	2.700%	2/1/27	495	513
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	583
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,725
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	315
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	498
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	72
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	418
	Canadian National Railway Co.	2.450%	5/1/50	205	189
	Carrier Global Corp.	2.722%	2/15/30	448	463
	Caterpillar Inc.	3.400%	5/15/24	810	865
[2]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	10/19/23	337	342
	CSX Corp.	4.300%	3/1/48	445	538
	CSX Corp.	3.350%	9/15/49	235	247
[2]	Federal Express Corp. 1998 Pass Through Trust	6.720%	7/15/23	49	50
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,378
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,303
	Kansas City Southern	4.950%	8/15/45	480	607
	Lockheed Martin Corp.	2.900%	3/1/25	610	649
	Lockheed Martin Corp.	1.850%	6/15/30	60	60
	Lockheed Martin Corp.	4.500%	5/15/36	211	261
	Lockheed Martin Corp.	4.700%	5/15/46	376	493
	Lockheed Martin Corp.	2.800%	6/15/50	265	263
	Lockheed Martin Corp.	4.090%	9/15/52	144	176
	Otis Worldwide Corp.	2.565%	2/15/30	225	231
	Otis Worldwide Corp.	3.362%	2/15/50	395	413
	Parker-Hannifin Corp.	3.250%	6/14/29	270	290
	Parker-Hannifin Corp.	4.450%	11/21/44	450	543
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	495
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	404
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	1,032
	Raytheon Technologies Corp.	4.125%	11/16/28	1,125	1,281
	Raytheon Technologies Corp.	6.050%	6/1/36	675	933
	Raytheon Technologies Corp.	4.450%	11/16/38	275	333
	Raytheon Technologies Corp.	4.500%	6/1/42	407	501
[5]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,068
[5]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,781
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	629
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	1,100	1,104
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	1,011
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	81	83
	Stanley Black & Decker Inc.	4.850%	11/15/48	685	909
	Teledyne Technologies Inc.	2.250%	4/1/28	1,155	1,174
	Teledyne Technologies Inc.	2.750%	4/1/31	1,290	1,320
	Union Pacific Corp.	3.700%	3/1/29	505	564
	Union Pacific Corp.	3.250%	2/5/50	200	210
	Union Pacific Corp.	3.799%	10/1/51	1,096	1,265
	Union Pacific Corp.	3.839%	3/20/60	860	987
	Union Pacific Corp.	2.973%	9/16/62	625	604
	Union Pacific Corp.	3.750%	2/5/70	335	375
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	157	160
					36,109
Materials (0.0%)
	International Paper Co.	4.350%	8/15/48	668	818
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	80	88
	American Tower Corp.	4.400%	2/15/26	450	503
	American Tower Corp.	3.800%	8/15/29	981	1,086
	Boston Properties LP	3.125%	9/1/23	355	370
	Boston Properties LP	3.800%	2/1/24	45	48
	Crown Castle International Corp.	3.650%	9/1/27	285	313
	Crown Castle International Corp.	3.800%	2/15/28	235	259
	Crown Castle International Corp.	2.100%	4/1/31	2,185	2,107
	Equinix Inc.	3.000%	7/15/50	1,020	975
	Healthpeak Properties Inc.	3.000%	1/15/30	930	980
	Realty Income Corp.	3.250%	1/15/31	380	412
[5]	SBA Tower Trust	3.448%	3/15/48	705	715
[5]	SBA Tower Trust	2.836%	1/15/50	725	752
[5]	SBA Tower Trust	1.884%	7/15/50	265	269
[5]	SBA Tower Trust	1.631%	5/15/51	580	579
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	804
	Simon Property Group LP	3.750%	2/1/24	90	96
	Simon Property Group LP	3.375%	10/1/24	275	294
	Simon Property Group LP	2.450%	9/13/29	1,160	1,184
	VEREIT Operating Partnership LP	3.400%	1/15/28	210	227
	VEREIT Operating Partnership LP	2.200%	6/15/28	735	744
	VEREIT Operating Partnership LP	2.850%	12/15/32	545	566
					13,371
Technology (1.9%)
	Apple Inc.	3.000%	2/9/24	620	654
	Apple Inc.	3.450%	5/6/24	1,000	1,074
	Apple Inc.	2.850%	5/11/24	1,225	1,293
	Apple Inc.	2.750%	1/13/25	590	625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.250%	2/23/26	1,020	1,110
	Apple Inc.	2.450%	8/4/26	1,170	1,239
	Apple Inc.	3.350%	2/9/27	1,545	1,703
	Apple Inc.	3.200%	5/11/27	1,065	1,168
	Apple Inc.	2.900%	9/12/27	2,250	2,439
	Apple Inc.	3.850%	5/4/43	430	502
	Apple Inc.	4.450%	5/6/44	120	152
	Apple Inc.	3.850%	8/4/46	985	1,150
	Apple Inc.	2.650%	5/11/50	640	616
	Apple Inc.	2.550%	8/20/60	1,425	1,300
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	335
	Broadcom Inc.	4.250%	4/15/26	170	189
	Broadcom Inc.	4.110%	9/15/28	1,452	1,617
	Broadcom Inc.	4.150%	11/15/30	130	144
[5]	Broadcom Inc.	3.500%	2/15/41	670	665
[5]	Broadcom Inc.	3.750%	2/15/51	325	326
	Cisco Systems Inc.	2.500%	9/20/26	431	460
	Fidelity National Information Services Inc.	1.650%	3/1/28	245	242
	Global Payments Inc.	2.900%	5/15/30	535	553
	Intel Corp.	2.875%	5/11/24	800	846
	Intel Corp.	4.100%	5/19/46	1,360	1,596
	Intel Corp.	3.250%	11/15/49	600	622
	Intel Corp.	3.050%	8/12/51	1,610	1,611
	Intel Corp.	3.200%	8/12/61	425	430
	International Business Machines Corp.	3.375%	8/1/23	1,750	1,845
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,652
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,910
	International Business Machines Corp.	3.500%	5/15/29	2,975	3,285
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,352
	International Business Machines Corp.	2.850%	5/15/40	490	489
	International Business Machines Corp.	2.950%	5/15/50	195	192
	Microsoft Corp.	2.875%	2/6/24	975	1,026
	Microsoft Corp.	2.700%	2/12/25	760	805
	Microsoft Corp.	3.125%	11/3/25	435	471
	Microsoft Corp.	2.400%	8/8/26	1,890	2,008
	Microsoft Corp.	3.500%	2/12/35	605	697
	Microsoft Corp.	3.450%	8/8/36	822	942
	Microsoft Corp.	2.525%	6/1/50	3,336	3,221
	Microsoft Corp.	2.921%	3/17/52	3,287	3,420
	Oracle Corp.	2.500%	5/15/22	1,210	1,222
	Oracle Corp.	2.950%	11/15/24	2,190	2,324
	Oracle Corp.	2.950%	5/15/25	355	377
	Oracle Corp.	1.650%	3/25/26	1,930	1,957
	Oracle Corp.	3.250%	11/15/27	3,065	3,324
	Oracle Corp.	4.000%	11/15/47	895	950
	Oracle Corp.	3.950%	3/25/51	480	509
	Oracle Corp.	3.850%	4/1/60	540	550
	QUALCOMM Inc.	1.300%	5/20/28	744	727
	QUALCOMM Inc.	2.150%	5/20/30	1,075	1,092
	QUALCOMM Inc.	1.650%	5/20/32	1,112	1,058
	QUALCOMM Inc.	3.250%	5/20/50	385	412
					66,478
Utilities (2.8%)
	AEP Texas Inc.	4.150%	5/1/49	145	167
	AEP Texas Inc.	3.450%	1/15/50	380	394
	Alabama Power Co.	5.200%	6/1/41	120	155
	Alabama Power Co.	4.100%	1/15/42	215	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.750%	3/1/45	630	713
	Alabama Power Co.	4.300%	7/15/48	775	955
	Ameren Illinois Co.	3.800%	5/15/28	590	660
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,208
	Ameren Illinois Co.	3.700%	12/1/47	140	159
	American Water Capital Corp.	2.950%	9/1/27	540	581
	American Water Capital Corp.	3.750%	9/1/47	45	50
	American Water Capital Corp.	4.200%	9/1/48	845	1,019
	American Water Capital Corp.	4.150%	6/1/49	25	30
	American Water Capital Corp.	3.450%	5/1/50	95	102
	Arizona Public Service Co.	3.350%	5/15/50	410	429
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	236
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,571
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	34
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,942
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	139
[5]	Boston Gas Co.	3.150%	8/1/27	140	149
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	102
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,957
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	242
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,529
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	202
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	417
	Commonwealth Edison Co.	2.950%	8/15/27	645	694
	Commonwealth Edison Co.	4.350%	11/15/45	375	460
	Commonwealth Edison Co.	3.650%	6/15/46	175	196
	Commonwealth Edison Co.	4.000%	3/1/48	480	565
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,180
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	84
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	57
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	2,270
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	630	762
	Delmarva Power & Light Co.	3.500%	11/15/23	305	323
[5]	Dominion Energy Inc.	2.450%	1/15/23	3,240	3,324
	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,247
	Dominion Energy Inc.	4.600%	3/15/49	760	953
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	190
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	57
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	129
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	250
	Duke Energy Carolinas LLC	6.100%	6/1/37	391	534
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	524
	Duke Energy Corp.	2.650%	9/1/26	315	333
	Duke Energy Corp.	3.400%	6/15/29	350	379
	Duke Energy Corp.	3.300%	6/15/41	945	966
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,485
	Duke Energy Corp.	3.750%	9/1/46	265	283
	Duke Energy Corp.	3.500%	6/15/51	990	1,022
	Duke Energy Florida LLC	6.350%	9/15/37	200	291
	Duke Energy Progress LLC	6.300%	4/1/38	365	522
	Duke Energy Progress LLC	4.100%	3/15/43	118	138
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	2,427
[5]	East Ohio Gas Co.	2.000%	6/15/30	325	319
[5]	East Ohio Gas Co.	3.000%	6/15/50	475	473
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	470	495
[5]	Electricite de France SA	4.875%	9/21/38	2,200	2,709
[5]	Electricite de France SA	4.875%	1/22/44	50	63
[5]	Electricite de France SA	4.950%	10/13/45	400	510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emera U.S. Finance LP	3.550%	6/15/26	965	1,044
	Entergy Louisiana LLC	3.120%	9/1/27	410	442
	Evergy Inc.	2.450%	9/15/24	425	444
	Evergy Kansas Central Inc.	3.250%	9/1/49	630	654
	Evergy Metro Inc.	2.250%	6/1/30	205	207
	Evergy Metro Inc.	4.200%	3/15/48	137	166
	Eversource Energy	2.900%	10/1/24	690	729
	Eversource Energy	3.150%	1/15/25	110	117
	Eversource Energy	3.300%	1/15/28	400	433
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,325
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,287
	Florida Power & Light Co.	5.950%	2/1/38	785	1,115
	Florida Power & Light Co.	5.690%	3/1/40	675	955
	Florida Power & Light Co.	3.700%	12/1/47	480	556
	Fortis Inc.	3.055%	10/4/26	1,195	1,283
	Georgia Power Co.	5.400%	6/1/40	205	259
	Georgia Power Co.	4.750%	9/1/40	988	1,204
	Georgia Power Co.	4.300%	3/15/42	1,076	1,260
	Georgia Power Co.	3.700%	1/30/50	170	183
	Indiana Michigan Power Co.	4.250%	8/15/48	415	503
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	670	699
[5]	Massachusetts Electric Co.	5.900%	11/15/39	585	797
[5]	Metropolitan Edison Co.	4.300%	1/15/29	249	279
	MidAmerican Energy Co.	4.400%	10/15/44	15	18
	MidAmerican Energy Co.	4.250%	5/1/46	45	55
	MidAmerican Energy Co.	4.250%	7/15/49	315	389
	MidAmerican Energy Co.	3.150%	4/15/50	1,390	1,455
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	246
[5]	Monongahela Power Co.	5.400%	12/15/43	135	177
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	436
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,099
	Nevada Power Co.	3.125%	8/1/50	380	389
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	260	279
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	966
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	670	672
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	427
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	617
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,185	1,193
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,138
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	518
	NiSource Inc.	5.250%	2/15/43	390	508
	NiSource Inc.	4.800%	2/15/44	270	337
	Northern States Power Co.	6.250%	6/1/36	2,000	2,869
[2,5]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,336
	Oglethorpe Power Corp.	5.950%	11/1/39	170	226
	Oglethorpe Power Corp.	4.550%	6/1/44	50	58
	Oglethorpe Power Corp.	4.250%	4/1/46	537	598
	Oglethorpe Power Corp.	5.050%	10/1/48	80	99
	Oglethorpe Power Corp.	5.250%	9/1/50	630	799
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	94
	PacifiCorp	6.250%	10/15/37	2,000	2,832
	PacifiCorp	4.125%	1/15/49	26	31
	PacifiCorp	4.150%	2/15/50	345	411
	PacifiCorp	3.300%	3/15/51	169	176
	Potomac Electric Power Co.	3.050%	4/1/22	460	466
	Potomac Electric Power Co.	6.500%	11/15/37	750	1,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	722
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	180
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	648
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	310	299
	SCE Recovery Funding LLC	1.942%	5/15/38	110	110
	SCE Recovery Funding LLC	2.510%	11/15/43	100	96
	Sempra Energy	2.875%	10/1/22	750	763
	Sempra Energy	3.250%	6/15/27	1,095	1,182
	Sempra Energy	6.000%	10/15/39	600	830
	Sierra Pacific Power Co.	3.375%	8/15/23	850	889
	Sierra Pacific Power Co.	2.600%	5/1/26	221	233
	Southern California Edison Co.	2.400%	2/1/22	170	171
	Southern California Edison Co.	3.700%	8/1/25	90	98
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,302
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,789
	Southern California Edison Co.	6.050%	3/15/39	55	73
	Southern California Edison Co.	4.000%	4/1/47	195	209
	Southern California Edison Co.	4.125%	3/1/48	645	703
	Southern California Edison Co.	3.650%	2/1/50	155	159
	Southern California Gas Co.	2.600%	6/15/26	820	867
	Southern Co.	2.950%	7/1/23	1,280	1,329
	Southern Co.	4.400%	7/1/46	755	891
	Southwest Gas Corp.	2.200%	6/15/30	230	228
	Southwestern Electric Power Co.	6.200%	3/15/40	400	558
	Southwestern Public Service Co.	3.700%	8/15/47	102	114
[5]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	1,550	1,569
[5]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	775	851
	Union Electric Co.	4.000%	4/1/48	423	498
	Virginia Electric and Power Co.	2.750%	3/15/23	690	710
	Virginia Electric and Power Co.	3.500%	3/15/27	435	479
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	929
					100,024
Total Corporate Bonds (Cost $720,413)					779,332
Sovereign Bonds (0.4%)
[5]	Government of Bermuda	2.375%	8/20/30	400	397
[5]	Government of Bermuda	3.375%	8/20/50	200	201
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,661
[5]	Kingdom of Saudi Arabia	2.875%	3/4/23	930	958
	Republic of Chile	2.550%	1/27/32	1,075	1,067
	Republic of Chile	2.550%	7/27/33	1,285	1,255
	Republic of Chile	3.500%	4/15/53	775	775
	Republic of Chile	3.100%	1/22/61	410	371
	Republic of Colombia	4.000%	2/26/24	970	1,015
	Republic of Panama	2.252%	9/29/32	1,720	1,619
[2]	Republic of Panama	3.870%	7/23/60	1,385	1,354
[5]	State of Qatar	3.875%	4/23/23	1,985	2,088
[5]	State of Qatar	4.400%	4/16/50	430	525
Total Sovereign Bonds (Cost $13,711)					14,286
Taxable Municipal Bonds (1.5%)
	Atlanta GA Water & Wastewater Water Revenue	2.257%	11/1/35	40	40
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	450	472
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	97
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	1,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	316
	California GO	7.500%	4/1/34	155	239
	California GO	7.350%	11/1/39	1,550	2,465
	California State University College & University Revenue	2.719%	11/1/52	350	341
	California State University College & University Revenue	2.939%	11/1/52	445	435
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	155	233
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,780	2,517
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	825	1,168
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	755
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	270
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	226
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	155	163
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	1,170	1,233
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,852	2,781
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	71
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	132
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	330	336
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	189
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	930	961
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	250	265
	Houston TX GO	6.290%	3/1/32	365	461
	Illinois GO	5.100%	6/1/33	810	944
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	1,037
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	166
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	382
[8]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,571
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	753
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	883
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,378
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	500	526
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	663
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	627
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	60	69
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	1,146
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	1,242
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	318
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	669
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	640	688
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	355	378
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	490	516
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	275	291
	New York State Urban Development Corp. Income Tax Revenue	2.100%	3/15/22	790	797
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	295	298
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	772
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	897
[8]	Oregon School Boards Assn. GO	5.528%	6/30/28	2,000	2,344
[9]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	1,029
[10]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,498
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	75
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	488
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,582
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	896
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	281
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	324
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	368
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	1,240	1,582
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	255	256
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	940
	Texas Transportation Commission GO	2.562%	4/1/42	235	238
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	472
	University of California College & University Revenue	1.316%	5/15/27	385	385
	University of California College & University Revenue	1.614%	5/15/30	645	625
	University of California College & University Revenue	4.601%	5/15/31	590	691
	University of California College & University Revenue	4.765%	5/15/44	145	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	3.931%	5/15/45	570	652
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	90	139
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	1,060
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	460
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	838
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	174	179
Total Taxable Municipal Bonds (Cost $47,255)					54,704
				Shares
Temporary Cash Investments (2.1%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	0.068%		117	11

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (2.1%)
RBS Securities Inc. (Dated 9/30/2021, Repurchase Value $74,500,000, collateralized by U.S. Treasury Note/Bond 2.375%–3.875%, 8/15/40–11/15/49, with a value of $75,990,000)	0.050%	10/1/21	74,500	74,500
Total Temporary Cash Investments (Cost $74,512)				74,511
Total Investments (100.1%) (Cost $2,729,352)				3,571,129
Other Assets and Liabilities—Net (-0.1%)				(4,473)
Net Assets (100%)				3,566,656
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $146,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2021.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $238,796,000, representing 6.7% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2021	73	9,607	(87)
5-Year U.S. Treasury Note	December 2021	97	11,906	(66)
				(153)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(2)	(291)	6
				(147)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The portfolio had no open forward currency contracts at September 30, 2021.
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.

F. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
G. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
H.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,128,693	185,283	—	2,313,976
U.S. Government and Agency Obligations	—	284,920	—	284,920
Asset-Backed/Commercial Mortgage-Backed Securities	—	45,725	3,675	49,400
Corporate Bonds	—	779,332	—	779,332
Sovereign Bonds	—	14,286	—	14,286
Taxable Municipal Bonds	—	54,704	—	54,704
Temporary Cash Investments	11	74,500	—	74,511
Total	2,128,704	1,438,750	3,675	3,571,129
Derivative Financial Instruments
Assets
Futures Contracts[1]	6	—	—	6
Liabilities
Futures Contracts[1]	153	—	—	153
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.